FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative)	Sep. 30, 2024 CAD ($)
Trade receivables include balances	$ 268,630
Trade receivable past due without allowances	$ 11,216